Employee Benefits - Summary of Disaggregation of Defined Benefit Obligation (Detail)	12 Months Ended
	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019
Pension plans [member] | Canada [member]
Disclosure of defined benefit plans [line items]
Active members	53.00%	55.00%	53.00%
Inactive and retired members	47.00%	45.00%	47.00%
Total	100.00%	100.00%	100.00%
Pension plans [member] | Mexico [member]
Disclosure of defined benefit plans [line items]
Active members	21.00%	25.00%	25.00%
Inactive and retired members	79.00%	75.00%	75.00%
Total	100.00%	100.00%	100.00%
Pension plans [member] | United States [member]
Disclosure of defined benefit plans [line items]
Active members	45.00%	40.00%	42.00%
Inactive and retired members	55.00%	60.00%	58.00%
Total	100.00%	100.00%	100.00%
Other benefit plans [member] | Canada [member]
Disclosure of defined benefit plans [line items]
Active members	4.00%	6.00%	6.00%
Inactive and retired members	96.00%	94.00%	94.00%
Total	100.00%	100.00%	100.00%
Other benefit plans [member] | Mexico [member]
Disclosure of defined benefit plans [line items]
Active members	43.00%	49.00%	49.00%
Inactive and retired members	57.00%	51.00%	51.00%
Total	100.00%	100.00%	100.00%
Other benefit plans [member] | United States [member]
Disclosure of defined benefit plans [line items]
Active members	40.00%	34.00%	38.00%
Inactive and retired members	60.00%	66.00%	62.00%
Total	100.00%	100.00%	100.00%